ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Accounts receivable and allowance for doubtful accounts
Accounts receivable	¥ 107,614		¥ 107,602	$ 15,603
Less: allowance for doubtful accounts	(92,338)		(83,119)	(13,388)
Total accounts receivable	15,276		24,483	$ 2,215
Analysis of the allowance for doubtful accounts
Balance, beginning of year	83,119	$ 12,051	79,975
Additions for the current year	9,219	1,337	5,610
Recovery			(2,466)
Balance, end of year	¥ 92,338	$ 13,388	¥ 83,119